Securities (Tables)	12 Months Ended
Dec. 31, 2023
Securities
Schedule of securities

As at December 31:	2023	2022
Short-term securities
Equity securities at FVTPL, publicly traded	$2,798	$1,598
Investment funds at FVTPL, unlisted	—	1,675
Debt securities at FVTPL, unlisted	—	774
Debt securities at FVTOCI, publicly traded	10,160	26,246
	$12,958	$30,293
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	$2,966	$2,435